Commitments and contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under non-cancellable operating lease	$ 324,877	$ 376,235
Unearned finance income on finance lease	(43,002)	(54,615)
Minimum finance lease payments receivable, at present value	281,875	321,620
Not later than one year [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under non-cancellable operating lease	56,915	57,592
Unearned finance income on finance lease	40,224	40,428
Later than one year and not later than five years [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under non-cancellable operating lease	267,962	318,643
Unearned finance income on finance lease	$ 241,651	$ 281,192